Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Cash and cash equivalents (Note 2)	$ 9,229,845	$ 14,941,775	$ 6,872,894
Short-term investments (Note 2)		6,366,828
Accounts receivable (Notes 3)	62,842
Prepaids and other current assets (Note 4)	275,507	480,523	618,717
Total current assets	9,568,194	21,789,126	7,491,611
Investment in joint venture (Note 5)		1,445,251
Property and equipment (Note 6)	5,070,507	3,064,234	3,185,754
Patents and licenses (Note 7)	510,705	528,476	438,677
Right of use asset (Note 8)	241,047	326,890	520,686
Total assets	15,390,453	27,153,977	11,636,728
Current
Accounts payable and accrued liabilities (Note 9)	3,362,430	1,791,222	1,730,361
Covid-19 government support loans (Note 24)	29,520	31,660	147,841
Lease liability (Note 8)	150,951	101,074	172,949
Convertible debentures (Note 10)			3,341,246
Contract liabilities (Note 3)	274,192
Total current liabilities	3,817,093	1,923,956	5,392,397
Non-current covid-19 government support (Note 24)			70,310
Non-current lease liability (Note 8)	128,312	258,274	359,048
Total liabilities	3,945,405	2,182,230	5,821,755
Shareholders’ Equity
Share capital (Note 11(b))	151,206,539	147,729,846	114,586,260
Equity component of convertible debentures (Note 10)			565,121
Warrants and compensation options (Note 12)	5,905,642	5,328,455	5,557,002
Contributed surplus (Note 13)	51,016,808	46,954,333	44,407,679
Accumulated other comprehensive loss	(2,660,281)	(2,053,917)	(1,983,212)
Deficit	(194,023,660)	(172,986,970)	(157,317,877)
Total equity	11,445,048	24,971,747	5,814,973
Total equity and liabilities	$ 15,390,453	$ 27,153,977	$ 11,636,728